Summary of significant accounting policies and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies and basis of preparation
Schedule of Lease liabilities

$

Operating lease commitments as at December 31, 2018	3,313,292
Asset retirement obligation	111,100
Discounted using the Company’s average incremental borrowing rate of 4.0%	(836,665)
Lease liabilities recognized as at January 1, 2019	2,587,727

Schedule of Effect of adoption of IFRS 16

The change in accounting policy affected the following items in the consolidated balance sheet on January 1, 2019:

Increase
(decrease)
$

Right-of-use assets	2,616,773
Lease liabilities	2,587,727
Prepaid expenses and deposits	(210,001)
Provisions	(49,319)
Other liabilities	(292,055)
Deficit	160,419

Schedule of Depreciation rates of Assets

Furniture and fittings	20	% per year
Research and manufacturing equipment	30	% per year
Computer equipment	45	% per year
Computer software	100	% per year
Leasehold improvements	over the term of the lease

Schedule of Useful Lives of Identifiable Intangible Assets

Exclusive licence agreement	20 years
Software	5 years
Brand	5 years
Proprietary technology	5 years